Borrowings - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended						12 Months Ended					1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Oct. 31, 2010	Dec. 31, 2009	May 11, 2009	Dec. 31, 2012 Auction Rate Securities [Member]	Dec. 31, 2012 Auction Rate Securities [Member] Minimum [Member]	Dec. 31, 2012 Auction Rate Securities [Member] Maximum [Member]	Dec. 31, 2012 FFELP ABCP Facility [Member]	Dec. 31, 2012 Long-Term Debt [Member] Call Option [Member]	Dec. 31, 2012 Private Education Loan Trust 2009-B [Member]	Dec. 31, 2012 Private Education Loan Trust 2009-C [Member]	Dec. 31, 2012 Private Education Loan ABCP Facility [Member]	Dec. 31, 2012 Private Education Loan ABCP Facility [Member] First Reduction [Member]	Dec. 31, 2012 Private Education Loan ABCP Facility [Member] Second Reduction [Member]	Dec. 31, 2012 Private Education Loan ABCP Facility [Member] Third Reduction [Member]	Dec. 31, 2012 Pre-Payable Debt [Member] Long-Term Debt [Member]	Jan. 13, 2012 2012 Amendment [Member] FFELP ABCP Facility [Member]	Jan. 10, 2014 2012 Amendment [Member] FFELP ABCP Facility [Member] Subsequent Event [Member]	Dec. 31, 2012 2012 Amendment [Member] FFELP ABCP Facility [Member] First Reduction [Member]	Dec. 31, 2012 2012 Amendment [Member] FFELP ABCP Facility [Member] Second Reduction [Member]	Dec. 31, 2012 Reset Rate Notes [Member]	May 11, 2009 ED Conduit Program [Member]	Dec. 31, 2012 ED Conduit Program [Member]	Dec. 31, 2011 ED Conduit Program [Member]	Dec. 31, 2012 Sallie Mae Bank [Member]
Debt [Line Items]
Outstanding long-term borrowings								$ 3,100,000,000				$ 3,600,000,000							$ 5,900,000,000
Additional fixed amount per loan paid by ED under purchase program		75
Interest rate charged on FFELP lenders under participation program		Preceding quarter commercial paper rate plus 0.50 percent
Variable interest rate charged under participation program		0.50%
Permitted rate reductions on loans eligible for ED		0.25%
Loans sold to ED under purchase program					20,400,000,000
Outstanding advances paid off under the participation program					20,300,000,000
Percentage of the student loan face amount advanced to the Company							0.97
Percentage of price at which loan would be sold																									97.00%
Price at which loans would be sold																									At a price of 97 percent of the face amount of the loans
Principal amount of company loans funded through ED Conduit Program																										9,500,000,000	21,200,000,000
Facility amount																				7,500,000,000
Maturity date of the facility																				Jan. 09, 2015
Usage fee for facility																				0.50%
Contractual reductions in amended facility																2,500,000,000	1,700,000,000	800,000,000				6,500,000,000	5,500,000,000
Minimum consolidated tangible net worth required											1,380,000,000
Consolidated tangible net worth											3,400,000,000
Interest rate increase on revolving credit facilities if covenant compliances not met											LIBOR plus 4.50 percent
Increase in usage fee over funding rate if liquidity agreements not renewed on trigger dates																					1.00%
Extension in maturity period of 2010 FFELP ABCP Facility if failure to pay off facility on maturity date											90 days
Minimum increase in interest rate if failure to pay off facility on maturity date											LIBOR plus 1.00 percent
Maximum increase in interest rate if failure to pay off facility on maturity date											LIBOR plus 2.00 percent
Book basis of the assets securing ABCP Facility											4,500,000,000				1,800,000,000
Outstanding Borrowings Under Facility											4,200,000,000				1,100,000,000
Amount of asset-backed commercial paper facility															3,400,000,000
Percentage of cost of borrowing over commercial paper issuance cost															1.10%
Maximum increase in usage fee over funding rate if facility not reduced on trigger dates															1.95%
Percentage of par value for call prices													93.00%	94.00%
ABS transaction, Total													2,500,000,000	1,000,000,000
Securitized federal student loans and related assets of SLC			26,100,000,000
Purchase price of securitized federal student loans and related assets of SLC			1,100,000,000
Duration of term loan provided by Citibank			5 years
Percentage of original principal amount of term loan for Citibank loan repayments			2.50%
Carrying interest rate on Citibank loan for SLC acquisition			LIBOR plus 4.50 percent
LIBOR Equivalent Cost of Loan, Percentage			4.50%						1.50%	3.50%														0.75%
Auction rate securities bearing interest at the maximum rate allowable								1,400,000,000
Maximum allowable interest rate on the Company's taxable auction rate securities	0.63	LIBOR plus 1.50 percent to 3.50 percent
Auction rate securities with successful auctions	1,700,000,000	1,700,000,000
Average rate on auction rate securities with successful auctions	2.12%	2.12%
Amount of Reset Rate Note that Failed Remarketing																								6,000,000,000
Debt Instrument Swapped Amount In Capital Markets due to be remarketed in 2013 Period																								7,500,000,000
Debt Instrument Swapped Amount In Capital Markets due to be remarketed in 2014 Period																								1,500,000,000
Debt Instrument Swapped Amount In Capital Markets due to be remarketed in subsequent periods thereafter																								2,700,000,000
Maximum amount can be borrowed under federal home loan bank	8,500,000,000	8,500,000,000
Amount of FFELP loans securing borrowings under federal home loan bank	2,700,000,000	2,700,000,000
Amount borrowed under federal home loan bank	2,100,000,000	2,100,000,000
Bank Deposits	7,800,000,000	7,800,000,000																										7,800,000,000
Retail Deposits of Sallie Mae Bank																												3,200,000,000
Brokered term deposits																												4,100,000,000
Deposits from Affiliates																												400,000,000
Cash and liquid investments	3,900,000,000	3,900,000,000	4,343,000,000	2,794,000,000		6,070,000,000																						1,600,000,000
Borrowing capacity with Federal Reserve Bank																												945,000,000
Issuance of unsecured debt	$ 2,700,000,000	$ 2,700,000,000	$ 1,500,000,000	$ 2,000,000,000